Allowance for Doubtful Accounts Continuity Schedule (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011
Allowance for Sales Return and Doubtful Accounts [Line Items]
Balance, beginning of the year	$ (482)	$ (11,314)
Additional recovery (allowances)	(3,054)	1,981
Net write-offs and collections	931	8,851
Balance, end of the year	$ (2,605)	$ (482)